Income Taxes - Schedule of Carrying Amount Of Assets And Liabilities For Financial Reporting (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Effective income tax rate differs from the statutory income tax rate
Permanent differences		$ (1,095)		$ 802
Effect of rate differentials between jurisdictions		(127)		(345)
Effect of foreign exchange rates		66		445
Scientific research and development – ITC		(61)		(44)
Adjustment to prior year's provision versus statutory tax returns		(106)		(2,332)
Statutory rate		(3,076)		(4,743)
Permanent and other items		13		196
Change in valuation allowance		$ 4,386		$ 6,021
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Effective income tax rate differs from the statutory income tax rate
Book Income (Loss) - Pre-Tax	$ 29,317,000		$ 9,358,000
Statutory rate	6,157,000		1,967,000
State Tax Rate	1,274,000		407,000
Permanent and other items	(43,000)		42,000
R&D Credit	357,000		427,000
Change in valuation allowance	(7,745,000)		(2,843,000)
Total provision (benefit) for income taxes	$ 0		$ 0